Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Measuring inventories [Abstract]
Inventories
12. Inventories
The following table provides a breakdown for inventories:

(€ thousands)	At June 30, 2022	At December 31, 2021
Raw materials, ancillary materials and consumables	59,708	42,255
Work-in-progress and semi-finished products	58,274	50,703
Finished goods	273,004	245,517
Total inventories	390,986	338,475
The amount of inventory write-downs recognized primarily within the cost of raw materials and consumables during the six months ended June 30, 2022 and 2021 was €17,624 thousand and €25,075 thousand, respectively.
Inventories
The following table provides a breakdown for inventories:

(Euro thousands)	At December 31,
	2021	2020
Raw materials, ancillary materials and consumables	42,255	38,127
Work-in-progress and semi-finished products	50,703	42,466
Finished goods	245,517	240,878
Total inventories	338,475	321,471
The amount of inventory write-downs, recognized primarily within cost of raw materials, consumables and finished goods, during the years ended December 31, 2021, 2020 and 2019 was Euro 29,600 thousand, Euro 43,064 thousand and Euro 20,799 thousand, respectively.